Supplement dated September 24, 2026 to the Funds’ Statement of Additional Information (“SAI”), dated May 1, 2026 as may be revised or supplemented from time to time.

NATIXIS OAKMARK fund

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

(each, a “Fund,” together, the “Funds”)

Effectively immediately, the Expense Limitations table and lead-in information within the section “Advisory Fees – Fund Charges and Expenses” of the SAI are hereby amended and replaced as follows, with respect to the Funds:

Natixis Advisors, in the case of Natixis Oakmark Fund, Natixis Oakmark International Fund and U.S. Equity Opportunities Fund, and Loomis Sayles, in the case of High Income Fund, International Growth Fund, Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund, have each given a binding contractual undertaking for all classes of the Funds in the table below to waive the advisory fees and, if necessary, to reimburse certain expenses related to operating the Funds in order to limit the Funds’ expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertakings are in effect through April 30, 2027, and will be reevaluated on an annual basis and may be terminated before then only with the consent of the Funds’ Board. Natixis Advisors and Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through the undertaking described above (whether through waiver of its advisory fee or otherwise) to the extent that a class’s expenses in later periods fall below the annual rate set forth in the relevant undertaking. The Funds will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Fund	Expense Limit	Date of Undertaking
High Income Fund*
Class A	0.95%	May 1, 2026
Class C	1.70%	May 1, 2026
Class N	0.65%	May 1, 2026
Class Y	0.70%	May 1, 2026
International Growth Fund*
Class A	1.20%	May 1, 2026
Class C	1.95%	May 1, 2026
Class N	0.90%	May 1, 2026
Class Y	0.95%	May 1, 2026

Fund	Expense Limit	Date of Undertaking
Investment Grade Bond Fund*
Class A	0.73%	July 1, 2025
Class C	1.48%	July 1, 2025
Class N	0.43%	July 1, 2025
Class Y	0.48%	July 1, 2025
Admin Class	0.98%	July 1, 2025
Strategic Alpha Fund*
Class A	0.95%	July 1, 2026
Class C	1.70%	July 1, 2026
Class N	0.65%	July 1, 2026
Class Y	0.70%	July 1, 2026
Strategic Income Fund*
Class A	0.92%	May 1, 2026
Class C	1.67%	May 1, 2026
Class N	0.62%	May 1, 2026
Class Y	0.67%	May 1, 2026
Admin Class	1.17%	May 1, 2026
Natixis Oakmark Fund
Class A	1.03%	May 1, 2026
Class C	1.78%	May 1, 2026
Class N	0.73%	May 1, 2026
Class Y	0.78%	May 1, 2026

Fund	Expense Limit	Date of Undertaking
Natixis Oakmark International Fund**
Class A	1.15%	May 1, 2026
Class C	1.90%	May 1, 2026
Class N	0.85%	May 1, 2026
Class Y	0.90%	May 1, 2026
U.S. Equity Opportunities Fund***
Class A	1.08%	May 1, 2026
Class C	1.83%	May 1, 2026
Class N	0.78%	May 1, 2026
Class Y	0.83%	May 1, 2026

*	Natixis Advisors will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.
**	Natixis Advisors and Harris Associates L.P. (“Harris Associates”) have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.
***	Natixis Advisors and Loomis, Sayles & Co., L.P. (with respect to the Loomis sleeve of the Fund) have agreed to bear the waiver/reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively. Natixis Advisors will bear the waiver/reimbursement solely with respect to the Harris sleeve of the Fund.